[AMERICAN GENERAL LIFE INSURANCE COMPANY LETTERHEAD]

VIA EDGAR TRANSMISSION

December 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Variable Separate Account (“Registrant”)

American General Life Insurance Company (“Depositor”)

Certification Pursuant to Rule 497(j) of the Securities Act of 1933

(Investment Company Act Number 811-03859)

(Central Index Key 0000729522)

FILE NUMBER	PRODUCT NAME
333-234470	ICAP II
333-234471	Vista Capital Advantage
333-234472	Anchor Advisor

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.    In connection with the above-referenced Registration Statements, the form of the Prospectus supplement and Statement of Additional Information supplement that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2.    The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6307.

Very truly yours,

/s/ Lucia Williams

Lucia Williams
Director, Legal Services